Financial Instruments with Off-Balance Sheet Risk (Table)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Financial Instruments With Off Balance Sheet Risk [Abstract]
Schedule of Financial Instruments Outstanding Whose Contract Amounts Represent Credit Risk
The following financial instruments were outstanding whose contract amounts represent credit risk:

(Dollars in thousands)	March 31, 2022	December 31, 2021
Commitments to extend credit	$891,853	$606,160
Standby letters of credit	9,522	14,144

Total	$901,375	$620,304

The following financial instruments were outstanding whose contract amounts represent credit risk:

	December 31,
(Dollars in thousands)	2021	2020
Commitments to extend credit	$606,160	$162,445
Standby letters of credit	14,144	1,693

Total	$620,304	$164,138